CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net cash used in operating activities related to Discontinued operations	$ 18	$ 24	$ 33